Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	11 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2010	Nov. 01, 2010	Sep. 30, 2012 Gain (Loss) on Derivatives	Sep. 30, 2011 Gain (Loss) on Derivatives	Sep. 30, 2012 Gain (Loss) on Derivatives	Sep. 30, 2011 Gain (Loss) on Derivatives	Dec. 31, 2011 Gain (Loss) on Derivatives	Sep. 30, 2012 Deferred Loss on Early Extinguishment of Debt	Sep. 30, 2012 Deferred Loss on Early Extinguishment of Debt	Sep. 30, 2012 Future bbl	Dec. 31, 2011 Future bbl	Dec. 31, 2010 Future	Sep. 30, 2012 Refined Products Futures And Swaps bbl	Dec. 31, 2011 Refined Products Futures And Swaps bbl	Dec. 31, 2010 Refined Products Futures And Swaps
Derivative [Line Items]
Open commodity derivative instruments												9,000,000	17,000,000	35,000,000	9,000,000	17,000,000	35,000,000
Losses related to derivative activities					$ 115.0	$ 153.1	$ 269.2	$ 580.9	$ 352.2
Realized losses on settled contracts					44.7	112.5	301.8	246.4	310.3
Unrealized gains/losses on derivatives	27.1		40.9	40.9	70.3	40.6	32.6	334.5	41.9
Loss recognized		92.0									136.8
Debt instrument, Stated Interest Percentage		7.10%
Interest expense										1.0	2.0
Current liabilities										35.9	35.9
Long-term liabilities										$ 5.2	$ 5.2